Other Accounts Payable (Details) - Schedule of Other Accounts Payable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Accounts Payable [Abstract]
Employees and payroll accruals	$ 102	$ 45
Accrued vacation	77	38
Other payables	14	71
Other accounts payable	$ 193	$ 154